Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combination, Separately Recognized Transactions

The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company’s stockholders and included in the Condensed Consolidated Statements of Operations and Comprehensive Income during the three months ended March 31, 2020 were as follows:

Revenues, net (1)	$17,044
Net loss attributable to the Company's stockholders	$(606)
(1)	Includes $1,534 of a deferred revenue haircut recognized during the quarter ended March 31, 2020.

Schedule of fair value of identifiable assets acquired and liabilities assumed for all acquisitions

Total
Current assets	$124,489
Computer hardware and other property	4,302
Other intangible assets(1)	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	$648,216
Current liabilities	3,474
Accrued expenses and other current liabilities	37,930
Current portion of deferred revenue	35,126
Deferred income taxes	47,467
Non-current portion of deferred revenue	628
Other non-current liabilities	52,908
Operating lease liabilities	25,529
Total liabilities	203,062
Fair value of acquired identifiable assets and liabilities	$445,154
(1)	Includes $3,966 of internally developed software in progress acquired.

Purchase price, net of cash(2)	944,220
Less: Fair value of acquired identifiable assets and liabilities	445,154
Goodwill	$499,066
(2)The Company acquired cash of $20,777.

	2019(1)	2018	2017
Current assets	$2,137	$706	$51
Computer hardware and other property	86	—	—
Finite-lived intangible assets	38,719	7,928	3,600
Indefinite-lived intangible assets	—	—	70
Goodwill	44,779	21,527	9,767
Other non-current assets	2	38	14
Total assets	85,723	30,199	13,502

Current liabilities	4,366	491	182
Non-current liabilities	8,920	2,054	19
Total liabilities	13,286	2,545	201
Net assets acquired	$72,437	$27,654	$13,301
(1)	Net assets acquired includes $3,500 related to the SequenceBase acquisition.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

		Remaining
	Fair Value as of	Weighted – Average
	February 28,	Amortization
	2020	Period (in years)
Customer Relationships	$381,000	17.6
Database and Content	50,200	4.7
Trade names	5,200	4.0
Purchased Software	23,000	6.4
Backlog	28,000	4.0
Total identifiable intangible assets	$487,400

Business Acquisition, Pro Forma Information

Unaudited pro forma information for the Company for the three months ended March 31, 2020 and 2019 as if the acquisition had occurred January 1, 2019 is as follows:

	Three Months Ended March 31,
	2020	2019
Pro forma revenues, net	265,341	267,800
Pro forma net loss attributable to the Company's stockholders	(64,438)	(100,501)